Related party transaction and balances - Summary Of Transactions With Related Parties (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 1,668,572	¥ 2,373,333	¥ 1,688,191
Payments to Fund Long-term Loans to Related Parties	22,161,208	34,378,323	38,075,974
Repayments of loans to related parties	34,915,596	22,601,705	39,098,204
Short-term Debt [Member]
Related Party Transaction [Line Items]
Repayments of loans to related parties	6,730,369	6,380,645	47,367,964
Consideration Paid For Disposal Of Lianwai Kindergarten [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			10,136,000
Yuanmeng [Member] | Rental Revenue [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	914,287	1,619,048	1,619,048
Lianwai Kindergarten [Member]
Related Party Transaction [Line Items]
Repayments of loans to related parties		16,561,532
Lianwai Kindergarten [Member] | Rental Revenue [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	754,285	754,285	69,143
Ms. Fang Ye [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties			6,904,354
Repayments of loans to related parties		5,280,060	6,904,354
Ms. Fang Ye [Member] | Short-term Debt [Member]
Related Party Transaction [Line Items]
Repayments of loans to related parties			21,477,409
Ms. Fang Ye [Member] | Consideration Paid For Disposal Of Lianwai Kindergarten [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			506,800
Ms. Fen Ye [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties		11,078,323	5,342,630
Repayments of loans to related parties	6,776,033		5,342,630
Proceeds from short-term borrowings from related parties	6,730,369	6,380,645
Ms. Fen Ye [Member] | Short-term Debt [Member]
Related Party Transaction [Line Items]
Repayments of loans to related parties	6,730,369	6,380,645	10,000,000
Ms. Fen Ye [Member] | Consideration Paid For Disposal Of Lianwai Kindergarten [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			9,122,400
Ms. Hong Ye [Member] | Consideration Paid For Disposal Of Lianwai Kindergarten [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			506,800
Ms. Hang Ye[Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties			4,700,000
Repayments of loans to related parties			4,700,000
Mr. Yushu Ye [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties			12,099,931
Repayments of loans to related parties			12,099,931
Mr. Biao Wei [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties			8,051,289
Repayments of loans to related parties			8,051,289
Mr. Biao Wei [Member] | Short-term Debt [Member]
Related Party Transaction [Line Items]
Repayments of loans to related parties			15,890,555
Ms. Shou E Yan [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties			977,770
Yuansheng [Member]
Related Party Transaction [Line Items]
Repayments of loans to related parties			¥ 2,000,000
Mr Wu Wei [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties	661,208
Repayments of loans to related parties	661,208
Ms. Chun E Ye [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties	21,500,000	23,300,000
Repayments of loans to related parties	¥ 27,478,355	¥ 17,321,645